OPERATING SEGMENTS (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
External	[1]	S/ 18,382,000	S/ 19,674,000	S/ 17,995,000
From other segments	[1],[2]	525,000	607,000	579,000
Net interest, similar income and expenses		8,571,342	9,091,751	8,489,105
Other income, net	[3]	4,764,000	5,395,000	4,880,000
Provision for credit losses on loan portfolio		(6,080,000)	(2,100,000)	(1,815,000)
Depreciation and amortization		(670,000)	(624,000)	(429,000)
Income tax		110,000	(1,623,000)	(1,521,000)
Net profit		334,138	4,352,331	4,071,305
Additions of fixed asset, intangibles and goodwill		633,000	803,000	601,000
Total assets		237,406,163	187,859,340	177,263,000
Total liabilities		211,960,516	161,113,030	152,997,000
Operating segments [member] | Universal Banking Banco de Crdito del Peru [Member]
Disclosure of operating segments [line items]
External	[1]	10,775,000	11,750,000	10,757,000
From other segments	[1],[2]	412,000	345,000	381,000
Net interest, similar income and expenses		6,092,000	6,245,000	5,616,000
Other income, net	[3]	2,795,000	3,632,000	3,275,000
Provision for credit losses on loan portfolio		(4,637,000)	(1,558,000)	(1,265,000)
Depreciation and amortization		(428,000)	(413,000)	(277,000)
Income tax		(51,000)	(1,160,000)	(1,137,000)
Net profit		619,000	3,239,000	2,927,000
Additions of fixed asset, intangibles and goodwill		464,000	349,000	397,000
Total assets		180,766,000	139,832,000	132,880,000
Total liabilities		164,632,000	123,040,000	117,803,000
Operating segments [member] | Universal Banking Banco de Credito de Bolivia [Member]
Disclosure of operating segments [line items]
External	[1]	773,000	736,000	686,000
From other segments	[1],[2]	7,000	4,000	4,000
Net interest, similar income and expenses		330,000	329,000	309,000
Other income, net	[3]	103,000	117,000	124,000
Provision for credit losses on loan portfolio		(252,000)	(61,000)	(55,000)
Depreciation and amortization		(23,000)	(19,000)	(12,000)
Income tax		139,000	(43,000)	(45,000)
Net profit		(74,000)	79,000	78,000
Additions of fixed asset, intangibles and goodwill		16,000	16,000	45,000
Total assets		12,472,000	10,481,000	9,957,000
Total liabilities		11,781,000	9,744,000	9,266,000
Operating segments [member] | Insurance And Pension Funds Pacifico Seguros And Subsidiaries [Member]
Disclosure of operating segments [line items]
External	[1]	3,211,000	3,224,000	2,700,000
From other segments	[1],[2]	57,000	23,000	21,000
Net interest, similar income and expenses		526,000	493,000	446,000
Other income, net	[3]	602,000	346,000	667,000
Provision for credit losses on loan portfolio		0	0	0
Depreciation and amortization		(59,000)	(58,000)	(51,000)
Income tax		(2,000)	(6,000)	(4,000)
Net profit		195,000	381,000	353,000
Additions of fixed asset, intangibles and goodwill		49,000	45,000	85,000
Total assets		16,025,000	13,785,000	12,224,000
Total liabilities		13,039,000	10,964,000	9,591,000
Operating segments [member] | Insurance And Pension Funds Prima AFP [Member]
Disclosure of operating segments [line items]
External	[1]	389,000	457,000	371,000
From other segments	[1],[2]	2,000	3,000	2,000
Net interest, similar income and expenses		(8,000)	(1,000)	0
Other income, net	[3]	388,000	457,000	371,000
Provision for credit losses on loan portfolio		0	0	0
Depreciation and amortization		(21,000)	(20,000)	(18,000)
Income tax		(67,000)	(85,000)	(58,000)
Net profit		148,000	197,000	140,000
Additions of fixed asset, intangibles and goodwill		7,000	8,000	9,000
Total assets		1,108,000	909,000	875,000
Total liabilities		408,000	211,000	241,000
Operating segments [member] | Microfinance Mibanco [Member]
Disclosure of operating segments [line items]
External	[1]	1,972,000	2,408,000	2,468,000
From other segments	[1],[2]	0	126,000	88,000
Net interest, similar income and expenses		1,550,000	1,901,000	1,956,000
Other income, net	[3]	24,000	62,000	156,000
Provision for credit losses on loan portfolio		(1,118,000)	(472,000)	(491,000)
Depreciation and amortization		(86,000)	(87,000)	(49,000)
Income tax		142,000	(168,000)	(193,000)
Net profit		(379,000)	401,000	462,000
Additions of fixed asset, intangibles and goodwill		51,000	60,000	50,000
Total assets		15,649,000	13,576,000	13,220,000
Total liabilities		13,540,000	11,489,000	11,322,000
Operating segments [member] | Mibanco Colombia
Disclosure of operating segments [line items]
External	[1],[4]	238,000	18,000
From other segments	[1],[2],[4]	0	0
Net interest, similar income and expenses	[4]	165,000	13,000
Other income, net	[3],[4]	28,000	2,000
Provision for credit losses on loan portfolio	[4]	(75,000)	(2,000)
Depreciation and amortization	[4]	(14,000)	(1,000)
Income tax	[4]	19,000	1,000
Net profit	[4]	(51,000)	(2,000)
Additions of fixed asset, intangibles and goodwill	[4]	13,000	1,000
Total assets	[4]	1,208,000	1,028,000
Total liabilities	[4]	993,000	888,000
Operating segments [member] | Microfinance Edyficas SAS [Member]
Disclosure of operating segments [line items]
External	[1],[4]	50,000		44,000
From other segments	[1],[2],[4]	0		0
Net interest, similar income and expenses	[4]	43,000		40,000
Other income, net	[3],[4]	2,000		1,000
Provision for credit losses on loan portfolio	[4]	(6,000)		(4,000)
Depreciation and amortization	[4]	(1,000)		0
Income tax	[4]	(3,000)		(4,000)
Net profit	[4]	5,000		5,000
Additions of fixed asset, intangibles and goodwill	[4]	1,000		0
Total assets	[4]	141,000		119,000
Total liabilities	[4]	80,000		62,000
Operating segments [member] | Investment Banking and Wealth Management [Member]
Disclosure of operating segments [line items]
External	[1]	1,102,000	968,000	886,000
From other segments	[1],[2]	31,000	6,000	(14,000)
Net interest, similar income and expenses		70,000	69,000	98,000
Other income, net	[3]	920,000	885,000	634,000
Provision for credit losses on loan portfolio		0	0	0
Depreciation and amortization		(35,000)	(22,000)	(21,000)
Income tax		(34,000)	(16,000)	(29,000)
Net profit		(78,000)	230,000	146,000
Additions of fixed asset, intangibles and goodwill		29,000	236,000	8,000
Total assets		11,715,000	9,423,000	9,665,000
Total liabilities		9,995,000	7,950,000	8,190,000
Operating segments [member] | Other segments [member]
Disclosure of operating segments [line items]
External	[1]	(78,000)	63,000	83,000
From other segments	[1],[2]	16,000	100,000	97,000
Net interest, similar income and expenses		431,000	443,000	33,000
Other income, net	[3]	(96,000)	561,000	106,000
Provision for credit losses on loan portfolio		2,000	(1,000)	0
Depreciation and amortization		(4,000)	(3,000)	(1,000)
Income tax		(36,000)	(143,000)	(51,000)
Net profit		(46,000)	(178,000)	(40,000)
Additions of fixed asset, intangibles and goodwill		4,000	87,000	7,000
Total assets		3,484,000	2,998,000	2,862,000
Total liabilities		2,531,000	992,000	950,000
Elimination Segments [Member]
Disclosure of operating segments [line items]
External	[1]	0	0	0
From other segments	[1],[2]	0	0	0
Net interest, similar income and expenses		(585,000)	(443,000)	(9,000)
Other income, net	[3]	0	(669,000)	(454,000)
Provision for credit losses on loan portfolio		0	0	0
Depreciation and amortization		0	0	0
Income tax		0	0	0
Net profit		0	0	0
Additions of fixed asset, intangibles and goodwill		0	0	0
Total assets		(5,021,000)	(4,314,000)	(4,539,000)
Total liabilities		S/ (4,958,000)	S/ (4,245,000)	S/ (4,428,000)

[1]	Corresponds to total interest and similar income, other income (includes income and expenses on commissions) and net earned premiums from insurance activities.
[2]	Corresponds to income derived from transactions with other segments, which were eliminated in the consolidated statement of income.
[3]	Corresponds to other income (include income and expenses for commissions) and insurance underwriting result.
[4]	Banco Compartir S.A. and Edyficar S.A.S merged in October 2020 to form Mibanco Colombia. See more detail in note 2 (a).